Note 20 - Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31,
(in thousands)	2018	2017

Income tax benefit, statutory rates	$(4,312)	$(6,272)
State taxes on income, net of federal benefit	(535)	(398)
Impact of tax reform	5	71,151
Research and development tax credit	(351)	(797)
Foreign rate differential	24	-
Employee related	2,875	953
Interest related	186	(147)
Income tax expense / (benefit), statutory rates	(2,108)	64,490
Valuation allowance	2,108	(64,490)
Income tax benefit, net	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
(in thousands)	2018	2017

Long-term deferred assets:
Net operating loss carryforwards (federal and state)	$176,759	$168,263
Research and development tax credit	16,718	16,813
Compensation expense on stock	1,121	1,191
Charitable contribution carryforward	-	5
Other accrued	1,016	2,547
Deferred revenue	57	317
Depreciation	309	297
Total long-term deferred tax assets	195,980	189,433
Long-term deferred liabilities:
IPR&D	(15,476)	-
Total long-term deferred tax liabilities	(15,476)	-
Valuation allowance	(195,980)	(189,433)
Deferred tax liabilities, net	$(15,476)	$-